Shareholder Report, Holdings (Details)	Jul. 31, 2026
C000211235 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.78%	[1]
C000211235 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.21%	[1]
C000211235 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[1]
C000211235 [Member] | Finance Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.42%	[1]
C000211235 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.43%	[1]
C000211235 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.15%	[1]
C000211235 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.41%	[1]
C000211235 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.69%	[1]
C000211235 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.19%	[1]
C000211235 [Member] | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.39%	[1]
C000011005 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.78%	[2]
C000011005 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.21%	[2]
C000011005 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[2]
C000011005 [Member] | Finance Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.42%	[2]
C000011005 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.43%	[2]
C000011005 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.15%	[2]
C000011005 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.41%	[2]
C000011005 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.69%	[2]
C000011005 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.19%	[2]
C000011005 [Member] | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.39%	[2]
C000011004 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.78%	[3]
C000011004 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.21%	[3]
C000011004 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[3]
C000011004 [Member] | Finance Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.42%	[3]
C000011004 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.43%	[3]
C000011004 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.15%	[3]
C000011004 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.41%	[3]
C000011004 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.69%	[3]
C000011004 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.19%	[3]
C000011004 [Member] | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.39%	[3]
C000011003 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.78%	[4]
C000011003 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.21%	[4]
C000011003 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[4]
C000011003 [Member] | Finance Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.42%	[4]
C000011003 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.43%	[4]
C000011003 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.15%	[4]
C000011003 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.41%	[4]
C000011003 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.69%	[4]
C000011003 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.19%	[4]
C000011003 [Member] | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.39%	[4]
C000011001 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.78%	[5]
C000011001 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.21%	[5]
C000011001 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[5]
C000011001 [Member] | Finance Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.42%	[5]
C000011001 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.43%	[5]
C000011001 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.15%	[5]
C000011001 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.41%	[5]
C000011001 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.69%	[5]
C000011001 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.19%	[5]
C000011001 [Member] | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.39%	[5]
C000011010 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.06%	[6]
C000011010 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[6]
C000011010 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.57%	[6]
C000011010 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.93%	[6]
C000011010 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%	[6]
C000011010 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.71%	[6]
C000011010 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.31%	[6]
C000011010 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%	[6]
C000011010 [Member] | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.45%	[6]
C000011010 [Member] | Natural Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%	[6]
C000011012 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.06%	[7]
C000011012 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[7]
C000011012 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.57%	[7]
C000011012 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.93%	[7]
C000011012 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%	[7]
C000011012 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.71%	[7]
C000011012 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.31%	[7]
C000011012 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%	[7]
C000011012 [Member] | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.45%	[7]
C000011012 [Member] | Natural Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%	[7]
C000011013 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.06%	[8]
C000011013 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[8]
C000011013 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.57%	[8]
C000011013 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.93%	[8]
C000011013 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%	[8]
C000011013 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.71%	[8]
C000011013 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.31%	[8]
C000011013 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%	[8]
C000011013 [Member] | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.45%	[8]
C000011013 [Member] | Natural Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%	[8]
C000011014 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.06%	[9]
C000011014 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[9]
C000011014 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.57%	[9]
C000011014 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.93%	[9]
C000011014 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%	[9]
C000011014 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.71%	[9]
C000011014 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.31%	[9]
C000011014 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%	[9]
C000011014 [Member] | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.45%	[9]
C000011014 [Member] | Natural Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%	[9]
C000169262 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.06%	[10]
C000169262 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[10]
C000169262 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.57%	[10]
C000169262 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.93%	[10]
C000169262 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%	[10]
C000169262 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.71%	[10]
C000169262 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.31%	[10]
C000169262 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%	[10]
C000169262 [Member] | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.45%	[10]
C000169262 [Member] | Natural Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%	[10]
C000228679 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.12%
C000228679 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.26%
C000228679 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000228679 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.45%
C000228679 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.03%
C000228679 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.21%
C000228679 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.89%
C000228679 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.01%
C000228679 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.16%
C000228679 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.48%
C000085184 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.12%
C000085184 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.26%
C000085184 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000085184 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.45%
C000085184 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.03%
C000085184 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.21%
C000085184 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.89%
C000085184 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.01%
C000085184 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.16%
C000085184 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.48%
C000085183 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.12%
C000085183 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.26%
C000085183 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000085183 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.45%
C000085183 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.03%
C000085183 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.21%
C000085183 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.89%
C000085183 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.01%
C000085183 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.16%
C000085183 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.48%
C000085182 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.12%
C000085182 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.26%
C000085182 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000085182 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.45%
C000085182 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.03%
C000085182 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.21%
C000085182 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.89%
C000085182 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.01%
C000085182 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.16%
C000085182 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.48%
C000085181 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.12%
C000085181 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.26%
C000085181 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000085181 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.45%
C000085181 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.03%
C000085181 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.21%
C000085181 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.89%
C000085181 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.01%
C000085181 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.16%
C000085181 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.48%

[1]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[2]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[3]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[4]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[5]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[6]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[7]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[8]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[9]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[10]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.